Fair Value Measurements (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 414,645,708	$ 414,023,891
Liabilities:
Derivative warrant liabilities	5,266,600	17,348,800
Level 1 | Recurring
Assets:
Investments held in Trust Account	414,645,708	414,023,891
Level 1 | Recurring | Public Warrants
Liabilities:
Derivative warrant liabilities	3,519,000	11,592,000
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Derivative warrant liabilities	$ 1,747,600	$ 5,756,800